Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - NSRs [Member] shares in Thousands	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	34,484	42,727
Outstanding Weighted Average Remaining Contractual Life | yr	2.6
Outstanding Weighted Average Exercise Price | $	$ 26.29	$ 29.40
Exercisable Number | shares	27,526
Exercisable Weighted Average Exercise Price | $	$ 29.71
5.00 to 9.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	3,190
Outstanding Weighted Average Remaining Contractual Life | yr	6.2
Outstanding Weighted Average Exercise Price | $	$ 9.48
10.00 to 14.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	3,449
Outstanding Weighted Average Remaining Contractual Life | yr	5.6
Outstanding Weighted Average Exercise Price | $	$ 14.03
Exercisable Number | shares	827
Exercisable Weighted Average Exercise Price | $	$ 14.77
15.00 to 19.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	2,869
Outstanding Weighted Average Remaining Contractual Life | yr	4.3
Outstanding Weighted Average Exercise Price | $	$ 19.49
Exercisable Number | shares	1,723
Exercisable Weighted Average Exercise Price | $	$ 19.49
20.00 to 24.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	3,202
Outstanding Weighted Average Remaining Contractual Life | yr	3.1
Outstanding Weighted Average Exercise Price | $	$ 22.26
Exercisable Number | shares	3,202
Exercisable Weighted Average Exercise Price | $	$ 22.26
25.00 to 29.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	9,255
Outstanding Weighted Average Remaining Contractual Life | yr	2.1
Outstanding Weighted Average Exercise Price | $	$ 28.39
Exercisable Number | shares	9,255
Exercisable Weighted Average Exercise Price | $	$ 28.39
30.00 to 34.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	7,669
Outstanding Weighted Average Remaining Contractual Life | yr	1.2
Outstanding Weighted Average Exercise Price | $	$ 32.64
Exercisable Number | shares	7,669
Exercisable Weighted Average Exercise Price | $	$ 32.64
35.00 to 39.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	4,850
Outstanding Weighted Average Remaining Contractual Life | yr	0.1
Outstanding Weighted Average Exercise Price | $	$ 38.67
Exercisable Number | shares	4,850
Exercisable Weighted Average Exercise Price | $	$ 38.67